UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-881
Columbia Funds Trust III
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	08/31/05

Date of reporting period:	05/31/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

May 31, 2005 (Unaudited)	Columbia Federal Securities Fund

		Par ($)	Value ($)*
Mortgage-Backed Securities – 53.5%
Federal Home Loan Mortgage Corp.
	3.513% 02/01/18(a)	32,923	33,026
	3.607% 07/01/19(a)	51,882	51,979
	3.779% 05/01/18(a)	87,512	89,261
	7.500% 04/01/07–03/01/16	77,119	79,488
	8.000% 04/01/07–04/01/17	848,761	869,040
	8.500% 12/01/07–09/01/17	242,309	252,831
	8.750% 12/01/07–11/01/09	131,567	136,795
	9.000% 06/01/08–01/01/22	433,927	459,943
	9.250% 10/01/08–10/01/19	602,349	637,006
	9.500% 10/01/08–10/01/16	276,351	293,528
	9.750% 11/01/08–09/01/16	97,400	103,493
	10.000% 11/01/19	54,792	61,901
	10.250% 01/01/09–11/01/13	248,896	265,970
	10.500% 11/01/09–04/01/21	426,240	470,165
	11.250% 09/01/05–12/01/15	323,276	352,755
	11.500% 02/01/15	40,589	44,969
	TBA
	5.000% 03/17/20(b)	116,215,000	117,522,419
	5.500% 03/14/35(b)	80,000,000	81,175,040
Federal National Mortgage Association
	3.469% 07/01/27(a)	36,568	36,926
	3.500% 06/01/19(a)	22,988	23,758
	3.950% 08/01/19(a)	28,669	29,284
	4.030% 07/01/20(a)	16,968	17,151
	4.110% 06/01/20(a)	45,442	45,804
	4.133% 12/01/17(a)	27,186	27,682
	4.454% 03/01/18(a)	205,353	208,396
	4.875% 11/01/19(a)	3,478	3,547
	5.161% 12/01/31(a)	67,468	68,127
	6.000% 12/01/08–05/01/26	7,101,433	7,332,363
	6.500% 10/01/07–06/01/29	1,139,644	1,187,755
	7.000% 11/01/07–02/01/27	737,484	779,464
	7.500% 12/01/06–12/01/23	333,510	354,708
	8.000% 07/01/08–06/01/33	5,837,614	6,278,089
	8.250% 05/01/08–09/01/11	99,439	102,934
	8.500% 09/01/07–09/01/21	590,547	612,243
	9.000% 06/01/07–06/01/22	1,589,976	1,662,304
	9.500% 12/01/06–07/01/17	113,014	118,699
	10.000% 09/01/05–10/01/06	28,680	28,763

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 03/01/14–12/01/15	236,549	255,275
	11.000% 08/01/15–12/01/15	107,170	117,700
	TBA
	5.000% 03/17/20–03/17/20(b)	41,000,000	41,278,430
	5.500% 03/17/20(b)	6,800,000	6,980,622
	6.000% 03/17/20(b)	121,431,000	124,770,352
	6.500% 03/17/20(b)	60,000,000	62,325,000
Government National Mortgage Association
	3.375% 05/20/22–06/20/23(a)	101,364	102,463
	3.750% 08/20/22(a)	9,051	9,163
	6.500% 06/15/23–02/15/29	2,607,751	2,741,814
	7.000% 03/15/22–10/15/29	5,184,098	5,507,321
	7.500% 04/15/06–03/15/07	45,593	46,826
	8.000% 09/15/06–07/15/23	258,382	278,959
	8.500% 11/20/22	84,107	92,261
	8.750% 12/15/21	117,498	128,284
	8.850% 01/15/19–07/15/19	195,168	213,406
	9.000% 08/15/08–02/15/25	2,158,966	2,327,912
	9.250% 09/15/16–09/15/21	326,450	359,008
	9.500% 06/15/09–01/20/25	723,997	777,575
	10.000% 07/15/05–07/20/18	22,639	25,330
	10.500% 02/15/10–08/15/21	2,023,071	2,302,405
	10.625% 05/15/10	11,697	12,767
	11.000% 12/15/09–03/15/21	985,351	1,092,841
	11.500% 03/15/10–11/15/19	1,657,073	1,853,043
	11.750% 07/15/13–07/15/15	89,502	101,218
	12.000% 07/15/11–02/20/16	1,943,688	2,230,519
	12.250% 09/15/13–04/15/14	133,734	150,074
	12.500% 04/15/10–11/20/15	2,004,982	2,252,035
	13.000% 01/15/11–01/15/16	845,052	956,403
	13.500% 05/15/10–06/15/15	462,866	528,870
	14.000% 06/15/11–03/15/12	13,697	15,502
	14.500% 10/15/12	8,724	10,068
	15.000% 09/15/11–07/15/12	48,442	56,070
	Total Mortgage-Backed Securities (cost of $478,867,671)		481,717,122
Government Agencies & Obligations – 45.5%
U.S. GOVERNMENT OBLIGATIONS – 45.5%
Israel Government AID Bond	5.500% 04/26/24	10,000,000	11,078,500

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
U.S. GOVERNMENT OBLIGATIONS – (continued)
U.S. Treasury Bonds
	5.500% 08/15/28	37,885,000	43,860,752
	6.125% 11/15/27	5,395,000	6,708,348
	6.500% 11/15/26(c)	16,944,000	21,830,616
	6.750% 08/15/26	12,888,000	17,019,210
	6.875% 08/15/25	3,900,000	5,183,498
	7.125% 02/15/23	11,619,000	15,531,791
	7.250% 08/15/22	10,346,000	13,942,849
	8.750% 08/15/20	13,446,000	20,093,891
U.S. Treasury Notes
	1.875% 12/31/05	58,775,000	58,304,330
	4.625% 05/15/06	19,059,000	19,276,387
	4.875% 02/15/12	80,000	84,950
	5.000% 02/15/11	51,440,000	54,634,887
	5.875% 11/15/05	9,105,000	9,214,897
	6.125% 08/15/07	20,672,000	21,769,394
	6.500% 10/15/06–02/15/10	48,592,000	54,103,623
	6.875% 05/15/06	10,391,000	10,728,302
	7.000% 07/15/06	24,690,000	25,639,997
	U.S. GOVERNMENT OBLIGATIONS TOTAL		409,006,222

	Total Government Agencies & Obligations (cost of $391,352,436)		409,006,222
Asset-Backed Securities – 7.5%
Bank One Issuance Trust	3.200% 12/15/10(a)	10,800,000	10,831,428
Capital One Multi-Asset Execution Trust	3.340% 05/16/11(a)	10,000,000	10,073,400
Chase Credit Card Master Trust	3.200% 07/15/10(a)	10,000,000	10,035,900
Chase Funding Mortgage Loan
	5.587% 02/25/32	2,000,000	2,029,160
	5.850% 02/25/32	4,800,000	4,854,912
	6.150% 06/25/31	5,000,000	5,086,700
	6.899% 03/25/31	3,000,000	3,084,960
Green Tree Financial Corp.	7.850% 08/15/25	9,100,000	8,039,941
MBNA Credit Card Master Note Trust	4.450% 08/15/16	5,000,000	4,910,600
Preferred Mortgage Asset Trust	8.400% 09/25/12(d)	25,093	25,093
Residential Asset Mortgage Products	5.600% 12/25/33	5,500,000	5,570,180
Residential Funding Mortgage Securities, Inc.
	6.460% 01/25/27	2,625,000	2,622,690
	6.650% 01/25/27	173,279	173,052
	Total Asset-Backed Securities (cost of $67,848,691)		67,338,016

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 4.3%
BASIC MATERIALS – 1.2%
Chemicals – 0.6%
Dow Chemical Co.	6.125% 02/01/11	5,000,000	5,419,050
	Chemicals Total		5,419,050
Metals & Mining – 0.6%
Alcoa, Inc.	6.000% 01/15/12	5,000,000	5,398,750
	Metals & Mining Total		5,398,750
	BASIC MATERIALS TOTAL		10,817,800
COMMUNICATIONS – 1.9%
Media – 1.2%
Gannett Co., Inc.	6.375% 04/01/12	5,000,000	5,540,000
Viacom, Inc.	6.625% 05/15/11	5,000,000	5,376,400
	Media Total		10,916,400
Telecommunications – 0.7%
Verizon Global Funding Corp.	7.250% 12/01/10	5,000,000	5,647,300
	Telecommunications Total		5,647,300
	COMMUNICATIONS TOTAL		16,563,700
CONSUMER CYCLICAL - 0.6%
Retail – 0.6%
Target Corp.	5.875% 03/01/12	5,000,000	5,411,500
	Retail Total		5,411,500
	CONSUMER CYCLICAL TOTAL		5,411,500
FINANCIALS – 0.6%
Diversified Financial Services – 0.6%
Boeing Capital Corp.	6.500% 02/15/12	5,000,000	5,573,200
	Diversified Financial Services Total		5,573,200
	FINANCIALS TOTAL		5,573,200

	Total Corporate Fixed-Income Bonds & Notes (cost of $32,295,415)		38,366,200
Collateralized Mortgage Obligations – 1.6%
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%
Countrywide Home Loans, Inc.	6.000% 01/25/33	2,317,481	2,412,220
First Horizon Asset Securities, Inc.	5.114% 10/25/33(a)	1,876,237	1,769,385
Residential Accredit Loans, Inc.	6.250% 03/25/17	3,533,128	3,614,178
	6.500% 03/25/32	1,856,554	1,884,201
Small Business Administration
	7.600% 01/01/12	364,299	382,061
	8.200% 10/01/11	243,417	257,734
	8.250% 11/01/11	754,626	800,760

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
	8.650% 11/01/14	603,254	648,025
	8.850% 08/01/11	93,543	99,370
	9.150% 07/01/11	371,088	394,668
Tryon Mortgage Funding, Inc.	7.500% 02/20/27(e)	50,924	50,820
Washington Mutual Mortgage Loan Trust	3.890% 01/25/40(a)	2,168,556	2,181,068
	COLLATERALIZED MORTGAGE OBLIGATIONS TOTAL		14,494,490
	Total Collateralized Mortgage Obligations (cost of $14,278,053)		14,494,490
Short-Term Obligations – 35.4%
REPURCHASE AGREEMENTS – 23.8%
	Repurchase agreement with Greenwich Capital, dated 05/31/05, due 06/01/05 at 2.980%, collateralized by U.S. Treasury Notes maturing 07/15/06, market value of $218,447,230 (repurchase proceeds $213,797,696)	213,780,000	213,780,000
U.S. GOVERNMENT AGENCY – 11.6%
Federal National Mortgage Association Discount Notes	2.940% 06/10/05	105,000,000	104,879,951
	Total Short-Term Obligations (cost of $318,659,951)		318,659,951

Total Investments – 147.8% (cost of $1,303,302,217)(f)(g)	1,329,582,001

Other Assets & Liabilities, Net – (47.8)%	(429,974,194)

Net Assets – 100.0%	899,607,807

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate as of May 31, 2005.
(b)	Security purchased on a delayed delivery basis.
(c)	A portion of this security with a market value of $1,823,083 is pledged as collateral for open futures contracts.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the value of this security was $25,093 representing 0.0% of net assets.

(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(f)	Cost for federal income tax purposes is $1,306,359,751.
(g)	Unrealized appreciation and depreciation at May 31, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$27,398,224	$(4,175,974)	$23,222,250

Acronym	Name
TBA	To Be Announced

At May 31, 2005, the Fund held the following open short futures contracts:

Type	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Notes	160	$17,402,500	$17,406,620	Sep-05	$4,120
U.S. Long Bonds	64	$7,516,000	$7,436,648	Sep-05	(79,352)
					$(75,232)

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust III

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	July 28, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	July 28, 2005